Leases (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Leases [Abstract]
Weighted average remaining lease terms	1 year 6 months				1 year 6 months
Weighted average discount rate	7.00%				7.00%
ROU assets	¥ 917,975		¥ 1,580,414		$ 130,602
Lease liabilities	924,856		1,500,171		$ 131,581
Lease expenses	¥ 1,254,393	$ 178,459	¥ 1,299,457	¥ 1,431,155